Inventory	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Inventory

15. Inventory

Inventory consists of stockpiled ore and supplies consumed during the course of exploration development and operations.  Cost represents the delivered price of the item.  The following is a breakdown of items in inventory:

	August 31, 2020	August 31, 2019

Stockpiled ore and work in progress	$ 929,909	$ 518,375
Supplies	18,163	4,404
Total Inventory	$ 948,072	$ 522,779